Financial instruments (Narrative) (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements [Line Items]
Interest receivable	$ 61,000	$ 40,000
Loan receivable from a third party	300	900
Cash and cash equivalents	10,358	49,330	$ 59,675
Accounts payable and accrued liabilities	3,473	47,916
Joint ventures [member]
Statements [Line Items]
Receivable due from the JV	2,300
Additional receivables from the JV	20,000
Credit risk [member] | Joint ventures [member] | Preference shares [member]
Statements [Line Items]
Amount of credit risk associated preference shares	20,000
Value of preference shares related to credit risk	184,900
Maximum exposure to credit risk in relation to the preferred shares	173,100
Interest rate risk [Member]
Statements [Line Items]
Value at risk	4,200
Gold price risk [Member] | Joint ventures [member]
Statements [Line Items]
Value at risk	$ 200
Foreign currency risk [Member]
Statements [Line Items]
Value at risk		$ 53